SCHEDULE OF SIGNIFICANT INPUTS IN MEASURING (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Debt Instrument [Line Items]
Fair value of Ordinary Share	$ 4.14 [1]
Weight Average Cost Capital [Member]
Debt Instrument [Line Items]
SAFEs measurement input	23.1
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
SAFEs measurement input	4.29
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
SAFEs measurement input	4.41
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Time to maturity	3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Time to maturity	5 months 4 days

[1]	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.